Other Current and Long-term Liabilities	6 Months Ended
Jun. 30, 2015
Other Current and Long-term Liabilities
Other Current and Long-term Liabilities

9Other Current and Long-term Liabilities

Other current liabilities consisted of the following (in thousands):

	As of June 30, 2015	As of December 31, 2014
Fair value of swaps	$21,556	$51,022
Other current liabilities	790	1,480
Total	$22,346	$52,502

Other long-term liabilities consisted of the following (in thousands):

	As of June 30, 2015	As of December 31, 2014
Fair value of swaps	$1,459	$2,398
Other long-term liabilities	12,261	11,310

Total	$13,720	$13,708

In respect of the fair value of swaps, refer to Note 11a, Financial Instruments — Cash Flow Interest Rate Swap Hedges.